UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  December 31, 2019

Date of reporting period:  September 30, 2019

Item 1. Schedules of Investments.

Spyglass Growth Fund
Schedule of Investments
September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.7%
COMMUNICATION SERVICES - 7.8%
Entertainment - 2.0%
IMAX Corp. (a)	178,365	3,915,112

Interactive Media & Services - 5.8%
Twitter, Inc. (a)	277,708	11,441,569
TOTAL COMMUNICATION SERVICES		15,356,681

CONSUMER DISCRETIONARY - 10.3%
Hotels, Restaurants & Leisure - 6.9%
Chipotle Mexican Grill, Inc. (a)	11,393	9,575,475
Vail Resorts, Inc.	18,253	4,153,653
		13,729,128
Specialty Retail - 3.4%
Ulta Beauty, Inc. (a)	26,771	6,710,151
TOTAL CONSUMER DISCRETIONARY		20,439,279

FINANCIALS - 3.7%
Capital Markets - 3.7%
Affiliated Managers Group, Inc.	87,920	7,328,132
TOTAL FINANCIALS		7,328,132

HEALTH CARE - 14.7%
Biotechnology - 6.4%
Ascendis Pharma A/S - ADR (a)	69,317	6,676,614
Exact Sciences Corp. (a)	66,098	5,973,276
		12,649,890
Health Care Equipment & Supplies - 3.7%
DexCom, Inc. (a)	49,573	7,398,274

Pharmaceuticals - 4.6%
Pacira BioSciences, Inc. (a)	235,908	8,981,018
TOTAL HEALTH CARE		29,029,182

INDUSTRIALS - 4.4%
Construction & Engineering - 4.4%
Quanta Services, Inc.	228,333	8,630,987
TOTAL INDUSTRIALS		8,630,987

INFORMATION TECHNOLOGY - 49.8%
Communications Equipment - 3.7%
Arista Networks, Inc. (a)	30,483	7,282,998

IT Services - 5.5%
GoDaddy, Inc. (a)	163,747	10,804,027

Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	240,897	6,983,604

Software - 37.1%
DocuSign, Inc. (a)	145,576	9,014,066
Envestnet, Inc. (a)	102,507	5,812,147
Everbridge, Inc. (a)	93,244	5,754,087
Nutanix, Inc. (a)	435,766	11,438,857
Palo Alto Networks, Inc. (a)	50,242	10,240,827
Proofpoint, Inc. (a)	99,024	12,779,047
Splunk, Inc. (a)	46,089	5,432,050
SVMK, Inc. (a)	464,408	7,941,377
Zuora, Inc. (a)	316,694	4,766,245
		73,178,703
TOTAL INFORMATION TECHNOLOGY		98,249,332

TOTAL COMMON STOCKS (Cost $174,173,561)		179,033,593

REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Equinix, Inc.	15,622	9,010,770

Real Estate Management & Development - 3.3%
Redfin Corp. (a)	390,193	6,570,850
TOTAL REAL ESTATE (Cost $13,854,117)		15,581,620

TOTAL INVESTMENTS (Cost $188,027,678) - 98.6%		194,615,213
Other Assets in Excess of Liabilities - 1.4%		2,680,420
TOTAL NET ASSETS - 100.00%		$197,295,633

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer or corporation.

Note: For presentation purposes, the Fund has grouped some of the industry categories.  For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Measurements at September 30, 2019 (Unaudited)
    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

    Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP").  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded inthe NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

    Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the

    Short-Term Debt Securities – Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

   The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust") which is comprised of officers of the Trust as well as an interested trustee of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3of the fair value hierarchy.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$15,356,681	$-	$-	$15,356,681
Consumer Discretionary	20,439,279	-	-	20,439,279
Financials	7,328,132	-	-	7,328,132
Health Care	29,029,182	-	-	29,029,182
Industrials	8,630,987	-	-	8,630,987
Information Technology	98,249,332	-	-	98,249,332
Total Common Stocks	179,033,593	-	-	179,033,593
Real Estate	15,581,620	-	-	15,581,620
Total Investments in Securities	$194,615,213	$-	$-	$194,615,213

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*  /s/ Douglas J. Neilson
           Douglas J. Neilson, President

Date    11/18/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
Douglas J. Neilson, President

Date    11/18/2019

By (Signature and Title)* /s/ Matthew J. McVoy
Matthew J. McVoy, Treasurer

Date   11/18/2019

* Print the name and title of each signing officer under his or her signature.